Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 01, 2012
Mid Cap Value Fund (Prospectus Summary) | Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MID CAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2012. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of net assets in equity securities of mid-capitalization companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the
Russell Midcap® Index to the market capitalization of the largest company in the
Russell Midcap® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap ® Index on June 27, 2011, the
market capitalization range of the companies in the Index was $1.6 billion to
$18.3 billion.

The sub-advisers use value-oriented investment approaches to identify companies in which to invest the Fund's assets. Generally, the sub-advisers select stocks that they believe meet one or more of the following criteria: (1) are undervalued relative to other securities in the same industry or market,
(2) exhibit good or improving fundamentals, or (3) exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

The Fund may invest up to 20% of its total assets in foreign securities.

The sub-advisers may routinely hold up to 20% of the Fund's assets in cash, U.S.
Government securities and repurchase agreements while seeking to make opportunistic investments in companies that the portfolio managers believe to represent special situations, such as when a company is undergoing change that might cause its market value to grow at a rate faster than the market generally.

The Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. A sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

  --   Value Style Risk. Generally, "value" stocks are stocks of companies that a sub-adviser believes are currently undervalued in the marketplace. A sub-adviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect and the price of the company's stock may fall or may not approach the value the sub-adviser has placed on it.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Mid-Capitalization Company Risk: Investing primarily in medium capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of medium capitalization companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Special Situations Risk: Small- and medium-sized companies are often involved in
"special situations." Securities of such companies may decline in value and adversely affect the Fund's performance if the anticipated benefits of the special situation do not materialize.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S.
Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Russell 2500TM Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Effective December 5, 2011 the Fund transitioned its benchmark from the Russell
2500™ Value Index to the Russell Midcap® Value Index in the process of replacing FAF Advisors, Inc./Nuveen Asset Management, LLC ("FAF Advisors" and
"Nuveen"), with the new sub-adviser, Robeco Investment Management, Inc.
("Robeco"). The Variable Annuity Life Insurance Company ("VALIC") analyzed the composition of the Fund and the Fund's benchmark. While the correlation between the existing benchmark and the proposed benchmark is high, the Russell Midcap
Value Index is more representative of the composition of the Fund. The performance information presented below is intended to illustrate the risks of investing in the Fund by comparing the Fund's average annual returns to those of the Russell 2500™ Value Index and the Russell Midcap ® Value Index.

Wellington Management Company, LLP ("Wellington Management") assumed sub-advisory duties on January 1, 2002. Tocqueville Asset Management, LP
("Tocqueville") was added as additional sub-adviser effective March 21, 2011.
Robeco assumed co-sub-advisory duties on December 5, 2011. From November 7, 2005 to December 2, 2011, the Fund was co-sub-advised by Nuveen, previously named FAF
Advisors Prior to January 1, 2002, the Fund was sub-advised by Neuberger Berman
Management, Inc.

Wellington Management manages approximately 45% of the Fund's assets,
Tocqueville manages approximately 30% of the Fund's assets and Robeco manages approximately 25% of the Fund's assets. The percentage of the Fund's assets that each sub-adviser manages may, at VALIC's discretion, change from time-to-time as determined by VALIC.

During the periods shown in the bar chart below, the highest return for a quarter was 21.26% (quarter ending June 30, 2003) and the lowest return for a quarter was -21.11% (quarter ending December 31, 2008). For the year-to-date through September 30, 2011, the Fund's return was -19.73%.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 2500TM Value Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Mid Cap Value Fund (Prospectus Summary) | Mid Cap Value Fund | Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.11%)
Mid Cap Value Fund | Russell 2500 TM Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500TM Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.53%
Mid Cap Value Fund | Russell Midcap ® Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.07%
Mid Cap Value Fund | Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	355
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	623
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,389
Annual Return 2001	rr_AnnualReturn2001	(1.84%)
Annual Return 2002	rr_AnnualReturn2002	(13.96%)
Annual Return 2003	rr_AnnualReturn2003	43.36%
Annual Return 2004	rr_AnnualReturn2004	16.26%
Annual Return 2005	rr_AnnualReturn2005	9.40%
Annual Return 2006	rr_AnnualReturn2006	16.74%
Annual Return 2007	rr_AnnualReturn2007	2.80%
Annual Return 2008	rr_AnnualReturn2008	(38.69%)
Annual Return 2009	rr_AnnualReturn2009	36.77%
Annual Return 2010	rr_AnnualReturn2010	22.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.59%

[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2012, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.95%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.